PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Property and Equipment, Net
Property and equipment subject to depreciation	¥ 7,986,332,011	¥ 6,098,262,666
Less: accumulated depreciation	(1,358,334,657)	(1,127,934,340)
Subtotal	6,627,997,354	4,970,328,326
Construction in progress	429,047,963	753,240,849
Property and equipment, net	7,057,045,317	5,723,569,175		$ 1,084,648,005
Vehicles
Property and Equipment, Net
Property and equipment subject to depreciation	7,775,410,903	5,926,576,864
In-car equipment
Property and Equipment, Net
Property and equipment subject to depreciation	52,443,083	37,670,565
Building
Property and Equipment, Net
Property and equipment subject to depreciation	55,587,304
Leasehold improvements
Property and Equipment, Net
Property and equipment subject to depreciation	44,056,477	32,752,237
Software
Property and Equipment, Net
Property and equipment subject to depreciation	14,051,492	12,211,763
Office furniture and equipment
Property and Equipment, Net
Property and equipment subject to depreciation	44,782,752	33,463,933
Vehicles and in-car equipment
Property and Equipment, Net
Depreciation expenses	742,259,659	654,654,545	¥ 457,478,811
Collateral to secure certain long-term borrowing arrangements	210,460,414	465,073,020
DebtInstrumentCollateralAmount	210,460,414	465,073,020
Vehicles and in-car equipment | Sale-Back Option Agreement [Member]
Property and Equipment, Net
Collateral to secure certain long-term borrowing arrangements	252,985,226
DebtInstrumentCollateralAmount	252,985,226
Other property and equipment
Property and Equipment, Net
Depreciation expenses	¥ 12,806,130	¥ 13,363,708	¥ 17,242,676